CASH AND BORROWINGS - Borrowings are repayable (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Bank loans	$ 311	$ 313
Bank overdrafts	32	14	$ 62
Private Placement Notes	997	1,123
Total borrowings	1,465	1,450
Within one year or on demand
Disclosure of detailed information about borrowings [line items]
Bank loans	7	13
Bank overdrafts	32	14
Private Placement Notes	125
Total borrowings	164	27
Between one and two years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes		124
Total borrowings		124
Between two and three years
Disclosure of detailed information about borrowings [line items]
Bank loans		300
Private Placement Notes	262
Total borrowings	262	300
Between three and four years
Disclosure of detailed information about borrowings [line items]
Bank loans	304
Private Placement Notes	125	264
Total borrowings	429	264
Between four and five years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	105	125
Total borrowings	105	125
After five years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	505	610
Total borrowings	$ 505	$ 610